AVAILABLE-FOR-SALE MARKETABLE SECURITIES-for-sale marketable securities (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Summary of Available-for-Sale Marketable Securities
	December 31, 2025				December 31, 2024
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair Value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
US Governmental debentures	48,630	33	-	48,663	26,455	15	-	26,470

	$48,630	$33	$-	$48,663	$26,455	$15	$-	$26,470